Annual Total Returns [BarChart] - BlackRock Capital Appreciation Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(8.95%)
Annual Return 2012	14.37%
Annual Return 2013	34.22%
Annual Return 2014	8.90%
Annual Return 2015	6.28%
Annual Return 2016	0.09%
Annual Return 2017	33.93%
Annual Return 2018	2.43%
Annual Return 2019	32.85%
Annual Return 2020	40.66%